Segment Information - Summary of Revenue Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 28, 2018 CNY (¥)	Feb. 28, 2018 USD ($)	Feb. 28, 2017 CNY (¥)	Feb. 29, 2016 CNY (¥)
Segment Reporting Information [Line Items]
Less: sales tax	¥ 1,464	$ 231	¥ 1,627	¥ 3,460
Total	300,533	47,493	203,188	93,801
Standard Programs
Segment Reporting Information [Line Items]
Revenue, Gross	201,876	31,902	162,227	85,408
Ivy Program Classes
Segment Reporting Information [Line Items]
Revenue, Gross	70,458	11,134	33,784	4,073
Special Programs and Others
Segment Reporting Information [Line Items]
Revenue, Gross	¥ 29,663	$ 4,688	¥ 8,804	¥ 7,780